Accounting Policies - Property, Plant and Equipment (FY) (Details)	Dec. 31, 2024
Machinery & equipment
Property, Plant and Equipment [Line Items]
Depreciable life (in years)	10 years
Computers & office equipment
Property, Plant and Equipment [Line Items]
Depreciable life (in years)	3 years